Consolidated Statements Of Changes In Partners Capital Stockholders Equity (USD $) In Thousands, unless otherwise specified	Total	Comprehensive Income	Common Stockholders Equity	General Partner	Common Limited Partners	Subordinated Limited Partners	Total Partners' Capital	Accumulated Other Comprehensive Loss
Common stockholders equity at Dec. 31, 2008			$ 41,951
Balance at Dec. 31, 2008	214,126			16,785	122,811	76,230	215,826	(43,651)
Dividends declared and paid to unitholders (Note 13)	(70,463)			(13,880)	(47,337)	(9,246)	(70,463)
Capital contribution by CMTC (Note 13)	48,913		48,913
Net income attributable to CMTC	3,491	3,491	3,491
Equity of contributed companies retained by CMTC (Note 13)	(63,131)		(63,131)
Partnership net income	29,225	29,225		584	27,399	1,242	29,225
Conversion of subordinated units (Note 13)					68,226	(68,226)
Difference of net book values of exchanged vessels net of cash consideration paid (Note 1)	15,708			314	15,394	0	15,708
Other comprehensive income:
Unrealized gain on derivative instruments (Note 8)	10,483	10,483						10,483
Comprehensive income		43,199
Common stockholders equity at Dec. 31, 2009			31,224
Balance at Dec. 31, 2009	188,352			3,803	186,493	0	190,296	(33,168)
Dividends declared and paid to unitholders (Note 13)	(33,665)			(674)	(32,991)	0	(33,665)
Issuance of Partnership units (Note 13)	103,602			2,305	101,297	0	103,602
Equity compensation expense (Note 14)	782				782	0	782
Net income attributable to CMTC	983	983	983
Equity of contributed companies retained by CMTC (Note 13)	(32,207)		(32,207)
Partnership net income	17,936	17,936		359	17,577	0	17,936
Excess of purchase price over acquired assets (Note 1)	(10,449)			(209)	(10,240)	0	(10,449)
Other comprehensive income:
Unrealized gain on derivative instruments (Note 8)	4,426	4,426						4,426
Comprehensive income		23,345
Common stockholders equity at Dec. 31, 2010			0
Balance at Dec. 31, 2010	239,760			5,584	262,918	0	268,502	(28,742)
Dividends declared and paid to unitholders (Note 13)	(45,116)			(902)	(44,214)	0	(45,116)
Issuance of Partnership's units for business acquisition - of Crude (Note 3)	155,559			3,111	152,448	0	155,559
Issuance of Partnership units for business acquisition - of Patroklos Marine Corp. (Note 3)	58,525			1,470	57,055	0	58,525
Fair value of Crude's equity incentive plan attributable to precombination services (Note 3)	1,505			0	1,505	0	1,505
Equity compensation expense (Note 14)	2,455			0	2,455	0	2,455
Partnership net income	87,120	87,120		1,742	85,378	0	87,120
Other comprehensive income:
Unrealized gain on derivative instruments (Note 8)	17,518	17,518						17,518
Comprehensive income		104,638
Common stockholders equity at Dec. 31, 2011			0
Balance at Dec. 31, 2011	$ 517,326			$ 11,005	$ 517,545	$ 0	$ 528,550	$ (11,224)